Related Party Transactions - Detailed Information About Conditionally Awarded Cash And Shares of the Members of the Executive Board (Detail)	Dec. 31, 2017 EUR (€) shares
Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	509,055
Total number of shares | €	€ 2,608,378
Matt Rider [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	47,539
Total number of shares | €	€ 249,390
Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	205,066
Total number of shares | €	€ 1,205,945
Jan J Nooitgedagt [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	82,468
Total number of shares | €	€ 323,226
2007 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	9,253
2011 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	17,304
Total number of shares | €	€ 81,795
2011 [member] | Jan J Nooitgedagt [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	11,250
Total number of shares | €	€ 53,180
2012 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	65,110
Total number of shares | €	€ 203,536
2012 [member] | Jan J Nooitgedagt [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	44,740
Total number of shares | €	€ 139,858
2013 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	62,943
Total number of shares | €	€ 309,489
2013 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	28,716
Total number of shares | €	€ 140,301
2013 [member] | Jan J Nooitgedagt [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	26,478
Total number of shares | €	€ 130,188
2014 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	67,761
Total number of shares | €	€ 456,643
2014 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	43,258
Total number of shares | €	€ 300,120
2015 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	75,549
Total number of shares | €	€ 461,305
2015 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	59,054
Total number of shares | €	€ 392,155
2016 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	101,805
Total number of shares | €	€ 522,060
2016 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	74,038
Total number of shares | €	€ 373,369
2017 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	109,330
Total number of shares | €	€ 573,550
2017 [member] | Matt Rider [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	47,539
Total number of shares | €	€ 249,390
> 12 months [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	97,945
Total number of shares | €	€ 469,382
> 12 months [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	26,874
Total number of shares | €	€ 166,815
> 12 months [member] | Jan J Nooitgedagt [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	42,446
Total number of shares | €	€ 166,505
> 12 months [member] | 2011 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	17,304
Total number of shares | €	€ 81,795
> 12 months [member] | 2011 [member] | Jan J Nooitgedagt [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	11,250
Total number of shares | €	€ 53,180
> 12 months [member] | 2012 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	32,555
Total number of shares | €	€ 101,768
> 12 months [member] | 2012 [member] | Jan J Nooitgedagt [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	22,370
Total number of shares | €	€ 69,929
> 12 months [member] | 2013 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	20,981
Total number of shares | €	€ 103,163
> 12 months [member] | 2013 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	9,572
Total number of shares | €	€ 46,767
> 12 months [member] | 2013 [member] | Jan J Nooitgedagt [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	8,826
Total number of shares | €	€ 43,396
> 12 months [member] | 2014 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	27,105
Total number of shares | €	€ 182,656
> 12 months [member] | 2014 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	17,302
Total number of shares | €	€ 120,048
12-24 months [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	106,560
Total number of shares | €	€ 480,782
12-24 months [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	41,845
Total number of shares | €	€ 263,653
12-24 months [member] | Jan J Nooitgedagt [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	31,196
Total number of shares | €	€ 113,325
12-24 months [member] | 2007 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	9,253
12-24 months [member] | 2012 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	32,555
Total number of shares | €	€ 101,768
12-24 months [member] | 2012 [member] | Jan J Nooitgedagt [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	22,370
Total number of shares | €	€ 69,929
12-24 months [member] | 2013 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	20,981
Total number of shares | €	€ 103,163
12-24 months [member] | 2013 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	9,572
Total number of shares | €	€ 46,767
12-24 months [member] | 2013 [member] | Jan J Nooitgedagt [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	8,826
Total number of shares | €	€ 43,396
12-24 months [member] | 2014 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	13,552
Total number of shares | €	€ 91,329
12-24 months [member] | 2014 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	8,652
Total number of shares | €	€ 60,024
12-24 months [member] | 2015 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	30,219
Total number of shares | €	€ 184,522
12-24 months [member] | 2015 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	23,621
Total number of shares | €	€ 156,862
Later than two years and not later than three years [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	90,365
Total number of shares | €	€ 495,577
Later than two years and not later than three years [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	59,649
Total number of shares | €	€ 334,569
Later than two years and not later than three years [member] | Jan J Nooitgedagt [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	8,826
Total number of shares | €	€ 43,396
Later than two years and not later than three years [member] | 2013 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	20,981
Total number of shares | €	€ 103,163
Later than two years and not later than three years [member] | 2013 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	9,572
Total number of shares | €	€ 46,767
Later than two years and not later than three years [member] | 2013 [member] | Jan J Nooitgedagt [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	8,826
Total number of shares | €	€ 43,396
Later than two years and not later than three years [member] | 2014 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	13,552
Total number of shares | €	€ 91,329
Later than two years and not later than three years [member] | 2014 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	8,652
Total number of shares | €	€ 60,024
Later than two years and not later than three years [member] | 2015 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	15,110
Total number of shares | €	€ 92,261
Later than two years and not later than three years [member] | 2015 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	11,811
Total number of shares | €	€ 78,431
Later than two years and not later than three years [member] | 2016 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	40,722
Total number of shares | €	€ 208,824
Later than two years and not later than three years [member] | 2016 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	29,614
Total number of shares | €	€ 149,347
Later than three years and not later than four years [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	92,755
Total number of shares | €	€ 517,422
Later than three years and not later than four years [member] | Matt Rider [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	19,015
Total number of shares | €	€ 99,756
Later than three years and not later than four years [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	35,271
Total number of shares | €	€ 213,129
Later than three years and not later than four years [member] | 2014 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	13,552
Total number of shares | €	€ 91,329
Later than three years and not later than four years [member] | 2014 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	8,652
Total number of shares | €	€ 60,024
Later than three years and not later than four years [member] | 2015 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	15,110
Total number of shares | €	€ 92,261
Later than three years and not later than four years [member] | 2015 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	11,811
Total number of shares | €	€ 78,431
Later than three years and not later than four years [member] | 2016 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	20,361
Total number of shares | €	€ 104,412
Later than three years and not later than four years [member] | 2016 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	14,808
Total number of shares | €	€ 74,674
Later than three years and not later than four years [member] | 2017 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	43,732
Total number of shares | €	€ 229,420
Later than three years and not later than four years [member] | 2017 [member] | Matt Rider [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	19,015
Total number of shares | €	€ 99,756
Later than four years and not later than five years [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	57,337
Total number of shares | €	€ 311,383
Later than four years and not later than five years [member] | Matt Rider [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	9,508
Total number of shares | €	€ 49,878
Later than four years and not later than five years [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	26,619
Total number of shares | €	€ 153,105
Later than four years and not later than five years [member] | 2015 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	15,110
Total number of shares | €	€ 92,261
Later than four years and not later than five years [member] | 2015 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	11,811
Total number of shares | €	€ 78,431
Later than four years and not later than five years [member] | 2016 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	20,361
Total number of shares | €	€ 104,412
Later than four years and not later than five years [member] | 2016 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	14,808
Total number of shares | €	€ 74,674
Later than four years and not later than five years [member] | 2017 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	21,866
Total number of shares | €	€ 114,710
Later than four years and not later than five years [member] | 2017 [member] | Matt Rider [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	9,508
Total number of shares | €	€ 49,878
Later than five years and not later than six years [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	42,227
Total number of shares | €	€ 219,122
Later than five years and not later than six years [member] | Matt Rider [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	9,508
Total number of shares | €	€ 49,878
Later than five years and not later than six years [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	14,808
Total number of shares | €	€ 74,674
Later than five years and not later than six years [member] | 2016 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	20,361
Total number of shares | €	€ 104,412
Later than five years and not later than six years [member] | 2016 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	14,808
Total number of shares | €	€ 74,674
Later than five years and not later than six years [member] | 2017 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	21,866
Total number of shares | €	€ 114,710
Later than five years and not later than six years [member] | 2017 [member] | Matt Rider [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	9,508
Total number of shares | €	€ 49,878
Later than six years and not later than seven years [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	21,866
Total number of shares | €	€ 114,710
Later than six years and not later than seven years [member] | Matt Rider [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	9,508
Total number of shares | €	€ 49,878
Later than six years and not later than seven years [member] | 2017 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	21,866
Total number of shares | €	€ 114,710
Later than six years and not later than seven years [member] | 2017 [member] | Matt Rider [member]
Disclosure of key management personnel compensation [Line Items]
Total number of shares	9,508
Total number of shares | €	€ 49,878